RISKS AND UNCERTAINTIES (Details)	Apr. 30, 2025	Apr. 30, 2024
EBP 002 | Daktronics, Inc. common stock
EBP, Risk and Uncertainty [Line Items]
Common stock to total asset, percentage	8.50%	8.50%